Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,215,160
Previously Paid Amount	0.00
Total Fee Amount	1,758.72
Total Offset Amount	0.00
Net Fee	1,758.72
Narrative - Max Aggregate Offering Price	$ 20,215,160
Final Prospectus	true